Revenue (Tables)	12 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Schedule of Revenue	Deferred portion of senior care service is recorded as a liability (advances from customers) in the company’s balance sheet.
Revenue	2025	2024 (reclassified)	2023 (reclassified)
Installation and maintenance	$32,117,882	$29,773,730	$41,177,200
Housekeeping	15,861,366	15,409,924	17,210,122
Senior care services	353,404	3,270,516	4,292,886
Sales of E-watch	-	754,940	2,223,067
Educational consulting services	1,070,304	1,257,045	1,050,397
Total	$49,402,956	$50,466,155	$65,953,672